Fair Value [Text Block]	12 Months Ended
Mar. 31, 2014
Fair Value [Text Block]
31.	FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance on fair value measurements also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs, for example, the reporting entity’s own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•	Level 2—Observable inputs other than Level 1 prices for substantially the full term of the instruments, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; other inputs that are observable; or market-corroborated inputs.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted prices are used to determine fair value. If quoted prices are not available, fair value is based upon valuation techniques that use observable or unobservable inputs. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group’s own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation techniques used by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the fair value hierarchy, a brief explanation of the valuation techniques, the significant inputs to those valuation techniques, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation techniques are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value upon election of the fair value option and fair value is measured using discounted cash flows. Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the fair value hierarchy.

Trading Account Assets and Liabilities—Trading Account Securities

When quoted prices are available in an active market, the MUFG Group uses quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, and marketable equity securities.

When quoted prices are available but the securities are not traded in active markets, such securities are classified in Level 2 of the fair value hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

When quoted prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted prices of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial paper, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial paper, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on the yield curve estimated from market interest rates appropriate to the securities. Commercial paper is generally classified in Level 2 of the fair value hierarchy. For corporate bonds, the MUFG Group estimates fair value by using internal valuation techniques. Key inputs to the internal valuation techniques include estimated cash flows based on the terms of the contracts, yield curves based on market interest rates and volatilities. Corporate bonds which are valued using internal valuation techniques are generally classified in Level 2 of the fair value hierarchy. If any such key inputs are unobservable, they are classified in Level 3 of the fair value hierarchy. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date.

When there is less liquidity for securities or significant inputs used in the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. The fair value of CLOs is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from the independent broker-dealers. The weight of the quotes from independent broker-dealer is determined based on the result of inquiries with the broker-dealers to understand their basis of fair value calculation with consideration given to transaction volume. Key inputs to the internal valuation techniques include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX (which is an index of loan credit default swaps), repayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Account Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the fair value hierarchy. Examples of Level 1 derivatives include stock futures index and interest rate futures. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using valuation techniques as there are no quoted prices for such derivatives. The valuation techniques and inputs vary depending on the types and contractual terms of the derivatives. The principal valuation techniques used to value derivatives include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are generally readily observable in an active market. Derivatives valued using such valuation techniques and inputs are generally classified in Level 2 of the fair value hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued using valuation techniques with significant unobservable inputs are classified in Level 3 of the fair value hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include available-for-sale debt and equity securities, whose fair values are measured using the same valuation techniques as the trading account securities described above except for certain private placement bonds issued by Japanese non-public companies. Fair values of private placement bonds issued by Japanese non-public companies are measured based on discounted cash flow method using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers is reflected in the future cash flows being discounted by the interest rates applicable to the maturity of the bonds. The private placement bonds are generally utilized to finance medium or small size non-public companies. These bonds are classified in either Level 2 or Level 3 of the fair value hierarchy, depending on the significance of the adjustments for unobservable input of credit worthiness. Investment securities also include investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted prices, lack of liquidity and the long term nature of these investments. Further, there may be restriction on transfers of nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts such valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of the investee company. Nonmarketable equity securities are included in Level 3 of the fair value hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments. The securities received as collateral under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the valuation techniques previously described in the section entitled “Trading Accounts Assets and Liabilities—Trading Account Securities” above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above and is included in Level 1 or Level 2 of the fair value hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Derivatives” above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under securities lending transactions are measured at the fair values of the securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above.

Other Short-term Borrowings and Long-term Debt

Certain short-term borrowings and long-term debt are measured at fair value due to the election of the fair value option. The fair value of these instruments are measured principally based on the discounted cash flows. Where the inputs into the valuation techniques are mainly based on observable inputs, these instruments are classified in Level 2 of the fair value hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the fair value hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are made to certain financial assets such as over-the-counter derivatives. As not all counterparties have the same credit rating, it is necessary to take into account the actual credit rating of a counterparty to arrive at the fair value. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigation such as pledged collateral and legal right of offsets with the counterparty.

For own credit risk adjustments, the MUFG Group takes into consideration all the facts and circumstances, including its own credit rating, the difference between its funding rate and market interest rate, and the existence of collateralization or netting agreements. As a result of these analyses, the MUFG Group considered that own credit risk adjustments for financial liabilities were not material.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the fair value hierarchy when recent prices of such instruments are unobservable or traded in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed valuation techniques. Examples of such adjustments include adjustments to the model price of certain derivatives where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error in the model-based estimated value.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has interests in investment funds mainly hedge funds, private equity funds, and real estate funds that are measured at fair value on a recurring or nonrecurring basis.

Hedge funds are primarily multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group’s investments in hedge funds are generally redeemable on a monthly-quarterly basis with 30-90 days advance notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund. It is estimated that the underlying assets of the fund would be liquidated within a ten-year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a four-year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2013 and 2014:

	March 31, 2013
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥15,613,802	¥9,935,591	¥631,113	¥26,180,506
Debt securities
Japanese national government and Japanese government agency bonds	4,420,457	182,098	—	4,602,555
Japanese prefectural and municipal bonds	—	129,974	—	129,974
Foreign governments and official institutions bonds	9,983,023	2,144,396	96,255	12,223,674
Corporate bonds	—	2,729,892	77,089	2,806,981
Residential mortgage-backed securities	—	3,220,036	9,881	3,229,917
Asset-backed securities	—	80,447	396,071	476,518
Other debt securities	—	11,597	29,526	41,123
Commercial paper	—	1,129,508	—	1,129,508
Equity securities(2)	1,210,322	307,643	22,291	1,540,256
Trading derivative assets	52,242	14,520,461	73,175	14,645,878
Interest rate contracts	6,770	11,175,763	31,794	11,214,327
Foreign exchange contracts	511	3,171,002	21,131	3,192,644
Equity contracts	34,062	53,874	15,735	103,671
Commodity contracts	10,899	59,075	3,628	73,602
Credit derivatives	—	60,747	887	61,634
Investment securities:
Securities available-for-sale	52,347,228	6,024,714	472,127	58,844,069
Debt securities
Japanese national government and Japanese government agency bonds	48,069,738	1,410,216	—	49,479,954
Japanese prefectural and municipal bonds	—	217,075	—	217,075
Foreign governments and official institutions bonds	319,176	248,398	148,722	716,296
Corporate bonds	—	1,830,100	92,846	1,922,946
Residential mortgage-backed securities	—	1,202,128	21,492	1,223,620
Commercial mortgage-backed securities	—	269,343	39	269,382
Asset-backed securities	—	708,428	102,250	810,678
Other debt securities	—	—	106,714	106,714
Marketable equity securities	3,958,314	139,026	64	4,097,404
Other investment securities	—	1,105	24,795	25,900
Others(3)(4)	455,012	134,569	8,418	597,999

Total	¥68,468,284	¥30,616,440	¥1,209,628	¥100,294,352

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥72,756	¥6,057	¥—	¥78,813
Trading derivative liabilities	124,431	14,672,597	93,641	14,890,669
Interest rate contracts	43,946	11,126,837	34,044	11,204,827
Foreign exchange contracts	274	3,390,222	37,937	3,428,433
Equity contracts	67,551	49,312	14,354	131,217
Commodity contracts	12,660	46,753	4,432	63,845
Credit derivatives	—	59,473	2,874	62,347
Obligation to return securities received as collateral	2,887,425	147,122	—	3,034,547
Others(5)	—	431,773	121,932	553,705

Total	¥3,084,612	¥15,257,549	¥215,573	¥18,557,734

	March 31, 2014
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥20,102,994	¥8,075,408	¥658,917	¥28,837,319
Debt securities
Japanese national government and Japanese government agency bonds	5,688,374	235,944	—	5,924,318
Japanese prefectural and municipal bonds	—	89,017	—	89,017
Foreign governments and official institutions bonds	13,133,023	1,784,478	15,450	14,932,951
Corporate bonds	—	3,160,057	132,518	3,292,575
Residential mortgage-backed securities	—	1,483,547	11,601	1,495,148
Asset-backed securities	—	215,686	439,664	655,350
Other debt securities	—	20,285	32,565	52,850
Commercial paper	—	794,868	—	794,868
Equity securities(2)	1,281,597	291,526	27,119	1,600,242
Trading derivative assets	90,740	11,640,992	77,224	11,808,956
Interest rate contracts	22,677	8,565,213	28,202	8,616,092
Foreign exchange contracts	507	2,909,201	6,471	2,916,179
Equity contracts	50,425	65,827	32,434	148,686
Commodity contracts	17,131	43,826	10,102	71,059
Credit derivatives	—	56,925	15	56,940
Investment securities:
Securities available for sale	45,302,514	6,038,450	544,688	51,885,652
Debt securities
Japanese national government and Japanese government agency bonds	39,852,612	1,736,397	—	41,589,009
Japanese prefectural and municipal bonds	—	203,131	—	203,131
Foreign governments and official institutions bonds	794,822	324,952	151,647	1,271,421
Corporate bonds	—	1,485,280	75,849	1,561,129
Residential mortgage-backed securities	—	961,337	19,258	980,595
Commercial mortgage-backed securities	—	197,034	3,112	200,146
Asset-backed securities	—	948,168	109,876	1,058,044
Other debt securities	—	—	184,946	184,946
Marketable equity securities	4,655,080	182,151	—	4,837,231
Other investment securities	—	—	26,201	26,201
Others(3)(4)	489,356	28,169	5,598	523,123

Total	¥65,985,604	¥25,783,019	¥1,312,628	¥93,081,251

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥189,524	¥4,719	¥—	¥194,243
Trading derivative liabilities	108,059	11,611,316	68,360	11,787,735
Interest rate contracts	25,293	8,481,947	14,526	8,521,766
Foreign exchange contracts	3,997	2,981,272	13,509	2,998,778
Equity contracts	57,464	57,892	28,239	143,595
Commodity contracts	21,305	30,029	10,724	62,058
Credit derivatives	—	60,176	1,362	61,538
Obligation to return securities received as collateral	3,914,441	57,013	—	3,971,454
Others(5)	—	612,124	92,867	704,991

Total	¥4,212,024	¥12,285,172	¥161,227	¥16,658,423

Notes:

(1)	Includes securities measured under the fair value option.
(2)	Includes investments valued at net asset value of ¥38,959 million and ¥28,922 million at March 31, 2013 and 2014, respectively. The unfunded commitments related to these investments at March 31, 2013 and 2014 were ¥8,644 million and ¥11,373 million, respectively. These investments were mainly hedge funds.
(3)	Mainly comprised of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively, and those at March 31, 2014 were ¥1,669 million, ¥1,232 million and ¥2,441 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively, and those at March 31, 2014 were nil, ¥104 million and ¥1,871 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the fiscal years ended March 31, 2013 and 2014, the transfers between Level 1 and Level 2 were as follows:

	Fiscal years ended March 31,
	2013		2014
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥10,717	¥7,420	¥—
Foreign governments and official institutions bonds	—	1,289	—	—
Residential mortgage-backed securities	3,247,522	—	—	—
Equity securities	5,308	—	13,762	—
Investment securities:
Securities available-for-sale
Debt securities
Foreign governments and official institutions bonds	413,515	—	—	—
Marketable equity securities	19,026	13,737	19,011	13,252

Note:

(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.

In general, the transfers from Level 1 into Level 2 represented securities whose fair values were measured at quoted prices in active markets at the beginning of the period but such quoted prices were not available at the end of the period. The transfers from Level 2 into Level 1 represented securities for which quoted prices in active markets became available at the end of the period even though such quoted prices were not available at the beginning of the period. For the first-half of the fiscal year ended March 31, 2013, certain residential mortgage-backed securities which are accounted for as trading securities were transferred from Level 1 to Level 2 based on an analysis of the then-current market activity. In addition, a certain subsidiary, based on its analysis, transferred its U.S. government sponsored agency securities, which are accounted for as Securities available-for-sale, from Level 1 to Level 2.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2013 and 2014. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (that is, inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)	Transfers out of Level 3(5)		March 31, 2013	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2013
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥77,239	(2)	¥—	¥518,698	¥—	¥(360,580)	¥(378,767)	¥49,521	¥(351,655)		¥631,113	¥64,764	(2)
Debt securities
Foreign governments and official institutions bonds	149,731	19,142		—	179,907	—	(205,581)	(24,043)	23,202	(46,103)		96,255	11,831
Corporate bonds	501,895	3,354		—	55,147	—	(2,089)	(223,088)	26,315 (6)	(284,445	)(6)(7)	77,089	5,206
Residential mortgage-backed securities	10,124	1,677		—	12,050	—	(12,042)	(1,928)	—	—		9,881	1,599
Asset-backed securities	395,198	44,365		—	239,598	—	(132,275)	(129,708)	—	(21,107)		396,071	41,748
Other debt securities	—	4,358		—	25,168	—	—	—	—	—		29,526	4,358
Equity securities	19,709	4,343		—	6,828	—	(8,593)	—	4	—		22,291	22
Trading derivatives—net	(27,458)	20,344	(2)	(5,408)	1,379	(2,775)	—	(24,964)	29,392	(10,976)		(20,466)	17,466	(2)
Interest rate contracts—net	(44,904)	42,457		233	2	(4)	—	(8,468)	8,431	3		(2,250)	38,552
Foreign exchange contracts—net	23,907	(28,164)		(5,517)	448	(1,852)	—	(16,150)	21,644	(11,122)		(16,806)	(27,532)
Equity contracts—net	(7,019)	9,275		10	444	(434)	—	(833)	(62)	—		1,381	9,449
Commodity contracts—net	162	(438)		(19)	485	(485)	—	(52)	(600)	143		(804)	(140)
Credit derivatives—net	396	(2,786)		(115)	—	—	—	539	(21)	—		(1,987)	(2,863)
Investment securities:
Securities available-for-sale	1,673,387	3,218	(3)	16,083	230,505	—	(14,809)	(211,058)	113,491	(1,338,690)		472,127	(4,380	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		2,582	23,158	—	(31)	(7,707)	—	—		148,722	—
Corporate bonds	1,460,489	1,629		(1,855)	11,465	—	(12,843)	(140,840)	113,491 (6)	(1,338,690	)(6)(7)	92,846	(4,370)
Residential mortgage-backed securities	22,351	(27)		100	4,500	—	—	(5,432)	—	—		21,492	(1)
Commercial mortgage-backed securities	3,802	1,090		(126)	—	—	(1,855)	(2,872)	—	—		39	—
Asset-backed securities	54,947	606		8,400	85,469	—	—	(47,172)	—	—		102,250	30
Other debt securities	964	(84)		6,980	105,889	—	—	(7,035)	—	—		106,714	(43)
Marketable equity securities	114	4		2	24	—	(80)	—	—	—		64	4
Other investment securities	32,321	(505	)(4)	—	875	—	(3,092)	(16)	—	(4,788)		24,795	(618	)(4)
Others	10,368	(597	)(4)	—	637	—	(1,990)	—	—	—		8,418	129	(4)

Total	¥2,765,275	¥99,699		¥10,675	¥752,094	¥(2,775)	¥(380,471)	¥(614,805)	¥192,404	¥(1,706,109)		¥1,115,987	¥77,361

Liabilities
Others	43,536	(74,957	)(4)	(20,590)	239	2,432	—	(20,907)	1,181	(96)		121,932	(61,188	)(4)

Total	¥43,536	¥(74,957)		¥(20,590)	¥239	¥2,432	¥—	¥(20,907)	¥1,181	¥(96)		¥121,932	¥(61,188)

	March 31, 2013	Total gains (losses) for the period				Issues	Sales	Settlements	Transfers into Level 3(5)	Transfers out of Level 3(5)		March 31, 2014	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2014
		Included in earnings		Included in other comprehensive income	Purchases
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥631,113	¥50,809	(2)	¥—	¥499,143	¥—	¥(302,363)	¥(173,816)	¥12,574	¥(58,543)		¥658,917	¥36,144	(2)
Debt securities
Foreign governments and official institutions bonds	96,255	4,905		—	65,828	—	(72,059)	(32,354)	2,414	(49,539)		15,450	232
Corporate bonds	77,089	4,916		—	100,011	—	(43,326)	(7,242)	10,074 (6)	(9,004	)(6)	132,518	4,922
Residential mortgage-backed securities	9,881	1,187		—	83,179	—	(81,698)	(948)	—	—		11,601	702
Asset-backed securities	396,071	32,794		—	245,342	—	(101,271)	(133,272)	—	—		439,664	27,252
Other debt securities	29,526	3,039		—	—	—	—	—	—	—		32,565	3,039
Equity securities	22,291	3,968		—	4,783	—	(4,009)	—	86	—		27,119	(3)
Trading derivatives—net	(20,466)	30,791	(2)	(3,463)	4,732	(4,889)	—	(2,252)	15,116	(10,705)		8,864	15,146	(2)
Interest rate contracts—net	(2,250)	19,554		714	878	—	—	(4,762)	6,712	(7,170)		13,676	14,695
Foreign exchange contracts—net	(16,806)	9,615		(3,835)	770	(1,215)	—	(431)	8,432	(3,568)		(7,038)	460
Equity contracts—net	1,381	4,125		34	1,323	(1,323)	—	(1,345)	—	—		4,195	202
Commodity contracts—net	(804)	109		(10)	1,761	(2,351)	—	668	(28)	33		(622)	809
Credit derivatives —net	(1,987)	(2,612)		(366)	—	—	—	3,618	—	—		(1,347)	(1,020)
Investment securities:
Securities available-for -sale	472,127	3,950	(3)	51,538	256,776	—	(10,961)	(218,806)	4,744	(14,680)		544,688	(869	)(3)
Debt securities
Foreign governments and official institutions bonds	148,722	—		3,393	5,574	—	—	(6,042)	—	—		151,647	—
Corporate bonds	92,846	4,059		(51)	5,046	—	(1,367)	(14,772)	4,744 (6)	(14,656	)(6)	75,849	(873)
Residential mortgage-backed securities	21,492	3		83	3,015	—	(609)	(4,726)	—	—		19,258	—
Commercial mortgage-backed securities	39	—		(153)	3,265	—	(39)	—	—	—		3,112	—
Asset-backed securities	102,250	(120)		17,636	178,735	—	(8,751)	(179,874)	—	—		109,876	4
Other debt securities	106,714	—		30,630	61,118	—	(195)	(13,321)	—	—		184,946	—
Marketable equity securities	64	8		—	23	—	—	(71)	—	(24)		—	—
Other investment securities	24,795	1,751	(4)	14	2,879	—	(2,126)	(2)	—	(1,110)		26,201	1,258	(4)
Others	8,418	432	(4)	—	336	—	(3,588)	—	—	—		5,598	163	(4)

Total	¥1,115,987	¥87,733		¥48,089	¥763,866	¥(4,889)	¥(319,038)	¥(394,876)	¥32,434	¥(85,038)		¥1,244,268	¥51,842

Liabilities
Others	121,932	(19,097	)(4)	(24,145)	—	302	—	(28,498)	(10)	(44,101)		92,867	(10,707	)(4)

Total	¥121,932	¥(19,097)		¥(24,145)	¥—	¥302	¥—	¥(28,498)	¥(10)	¥(44,101)		¥92,867	¥(10,707)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits (losses)—net and in Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits (losses)—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	Certain private placement bonds issued by non-public companies which are accounted for as trading account securities amounted to ¥223,938 million and securities available-for-sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the fiscal year ended March 31, 2013. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information about Level 3 Fair Value Measurements

The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥33,649	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~51.9%	36.0%
			Correlation between interest rates	41.3%~63.3%	62.1%
	19,699	Return on equity method	Probability of default	0.0%~8.0%	0.7%
			Recovery rate	25.0%~90.0%	56.2%
			Market-required return on capital	15.0%~17.0%	15.7%
Corporate bonds	62,788	Discounted cash flow	Probability of default	0.1%~14.2%	4.2%
			Recovery rate	15.0%~100.0%	44.9%
	1,986	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~37.9%	35.2%
			Correlation between interest rates	63.3%	63.3%
	9,059	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	72,640	Discounted cash flow	Discount factor	1.0%~1.2%	1.1%
			Prepayment rate	6.2%~14.8%	8.8%
			Probability of default	0.0%~5.2%	4.9%
			Recovery rate	0.0%~76.0%	65.4%
	289,398	Internal model	Asset correlations	11.0%~14.0%	13.5%
			Discount factor	1.0%~4.8%	1.5%
			Prepayment rate	3.9%~38.3%	32.6%
			Probability of default	0.0%~84.6%	— (3)
			Recovery rate	53.6%~69.8%	67.5%
Other debt securities	29,526	Discounted cash flow	Liquidity premium	0.5%~0.8%	0.8%
	104,957	Return on equity method	Probability of default	0.0%~8.0%	0.6%
			Recovery rate	25.0%~90.0%	64.8%
			Market-required return on capital	15.0%~17.0%	16.5%

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(2,533)	Option model	Probability of default	0.3	%~12.5%
			Correlation between interest rates	(0.1	)%~97.6%
			Correlation between interest rate and foreign exchange rate	32.5	%~60.2%
			Recovery rate	40.0	%~51.0%
			Volatility	29.1	%~58.3%
			Prepayment rate	0.0	%~2.3%
Foreign exchange contracts—net	(16,806)	Option model	Probability of default	0.4	%~14.2%
			Correlation between interest rates	28.2	%~80.6%
			Correlation between interest rate and foreign exchange rate	22.2	%~66.3%
			Correlation between underlying assets	44.1	%~82.8%
			Recovery rate	40.0	%~51.0%
Equity contracts—net	1,381	Option model	Correlation between interest rate and equity	10.6	%~52.0%
Credit derivative contracts—net	(1,987)	Option model	Recovery rate	20.0	%~36.8%
			Correlation between underlying assets	11.6	%~88.2%

March 31, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥6,876	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.6%~48.3%	37.3%
			Correlation between interest rates	42.1%~59.8%	58.1%
	23,983	Return on equity method	Probability of default	0.3%~1.9%	0.9%
			Recovery rate	60.0%~80.0%	73.0%
			Market-required return on capital	8.0%~10.0%	9.4%
Corporate bonds	126,101	Discounted cash flow	Probability of default	0.1%~14.0%	0.9%
			Recovery rate	14.0%~68.4%	40.7%
	269	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.6%~44.6%	36.9%
			Correlation between interest rates	52.2%~59.8%	59.5%
	9,064	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	90,420	Discounted cash flow	Probability of default	4.6%~5.1%	5.0%
			Recovery rate	65.0%~76.0%	68.0%
	430,386	Internal model	Asset correlations	11.0%~14.0%	13.7%
			Discount factor	1.5%~5.8%	1.9%
			Prepayment rate	4.5%~44.8%	40.9%
			Probability of default	0.0%~88.8%	— (3)
			Recovery rate	54.5%~79.2%	77.7%
Other debt securities	32,565	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	182,613	Return on equity method	Probability of default	0.0%~25.0%	0.7%
			Recovery rate	25.0%~90.0%	66.9%
			Market-required return on capital	8.0%~10.0%	9.7%

March 31, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	12,366	Option model	Probability of default	0.0	%~14.0%
			Correlation between interest rates	22.8	%~99.4%
			Correlation between interest rate and foreign exchange rate	31.2	%~48.3%
			Recovery rate	40.0	%~47.0%
			Volatility	27.1	%~39.5%
Foreign exchange contracts—net	(7,038)	Option model	Probability of default	0.1	%~14.0%
			Correlation between interest rates	38.8	%~78.7%
			Correlation between interest rate and foreign exchange rate	31.2	%~58.7%
			Correlation between underlying assets	49.9	%~85.0%
			Recovery rate	40.0	%~47.0%
Equity contracts—net	4,548	Option model	Correlation between interest rate and equity	24.9	%~49.0%
Credit derivative contracts—net	(1,347)	Option model	Recovery rate	37.0	%~37.0%
			Correlation between underlying assets	11.4	%~87.3%

Notes:

(1)	The fair value as of March 31, 2013 and 2014 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs”.

Sensitivity to and range of unobservable inputs

Probability of default—Probability of default is an estimate of the likelihood that the default event will occur and the MUFG Group will be unable to collect the contractual amounts. A significant increase (decrease) in the default rate would result in a significant decrease (increase) in a fair value through a decrease (increase) in the estimated cash flows. Probability of default used in Internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities represents that of underlying assets, whereas probability of default used in other valuation techniques represents the counterparty default risks, determined through the MUFG Group’s credit rating system.

The wide range of probability of default used in Internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities is mainly caused by Asset-backed securities. Asset-backed securities have a large number of underlying loans, mainly corporate loans, in several industries. The MUFG Group primarily makes investments in the senior tranches of such securities, with no investments in the equity portion. Thus, the MUFG Group’s investments have higher priority of payments than mezzanine and equity and even if some of underlying loans become default status, the MUFG Group may still be able to receive the full contractual payments.

For derivative contracts, the MUFG Group holds positions with a large number of counterparties with various credit quality, which results in wider range of probability of default. However, the majority of counterparties have higher ratings, categorized as “Normal” in the internal credit rating system, the inputs used to estimate fair value of derivative contracts are concentrated in the lower end of the range.

Discount factor and Liquidity premium—Discount factor and liquidity premium are adjustments to discount rates to reflect uncertainty of cash flows and liquidity of the instruments. When recent prices of similar instruments are unobservable in inactive or less active markets, discount rates are adjusted based on facts and circumstances of the markets including the availability of quotes and the time since the latest available quotes. A significant increase (decrease) in discount rate would result in a significant decrease (increase) in a fair value.

Recovery rate and Prepayment rate—Recovery rate is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many credit securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from third-party pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. Prepayment rate represents the proportion of principal that is expected to be paid prematurely in each period on a security or pool of securities. Prepayment rates change the future cash flows for the investor and thereby change the fair value of the security. Recovery rate and prepayment rate would affect estimation of future cash flows to a certain extent and changes in these inputs could result in a significant increase or decrease in fair value.

Volatility—Volatility is a measure of the speed and severity of market price changes and is a key factor in pricing. Typically, instruments can become more expensive if volatility increases. A significant increase (decrease) in volatility would result in a significant increase (decrease) in fair value through a significant increase (decrease) in the value of an option.

The level of volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike are not observable. The volatility inputs used to estimate fair value of interest rate contracts are distributed throughout the range.

Correlation—Correlation is a measure of the co-movement between two variables. A variety of correlation-related assumptions are required for a wide range of instruments including foreign governments and official institutions bonds, asset-backed securities, corporate bonds, derivatives and certain other instruments. In most cases, correlations used are not observable in the market and must be estimated using historical information. Changes in correlation inputs can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. In addition, the wide range of correlation inputs are primarily due to the complex and unique nature of these instruments. There are many different types of correlation inputs, including cross-asset correlation (such as correlation between interest rate and equity), and same-asset correlation (such as correlation between interest rates). Correlation levels are highly dependent on market conditions and could have a relatively wide range of levels within or across asset classes.

For interest rate contracts and foreign exchange contracts, the diversity in the portfolio held by the MUFG Group is reflected in wide ranges of correlation, as the fair values of transactions with a variety of currencies and tenors are determined using several foreign exchange and interest rate curves. For equity derivative contracts, the wide range of correlation between interest rate and equity is primarily due to the large number of correlation pairs with different maturities of contracts. For credit derivative contracts, the wide range of correlation between underlying assets is primarily due to factors such as reference assets with different maturities, capital structure subordinations, and credit quality.

Valuation Process for Level 3 Fair Value Measurements

The MUFG Group establishes valuation policies and procedures for measuring fair value, for which the risk management departments ensure that the valuation techniques used are logical, appropriate and consistent with market information. The financial accounting offices ensure that the valuation techniques are consistent with the accounting policies.

In accordance with the valuation policies and procedures, fair value is determined by the risk management departments or similar sections that are independent of the front offices in order to ensure objectivity and validity of measuring fair value. An analysis performed on the determined fair value is periodically reported to the management.

When valuation techniques are used to measure fair value, the valuation techniques are required to be pre-approved by the risk management departments. If the risk management departments determine that the techniques are not consistent with market practice, the valuation techniques are modified as necessary.

Fair value measurements are verified for reasonableness by the risk management departments which are responsible to perform an analytical review of the fair value measurements which includes a comparison with market trends and information.

For broker-dealer quotes, internal price verification procedures are performed by the risk management departments. Such verification procedures include analytical review of periodic price changes, comparison analysis between periodic price changes and changes of indices such as a credit default swap index, or inquiries regarding the underlying inputs and assumptions used by the broker-dealers such as probability of default, prepayment rate and discount margin.

Unobservable inputs used in a level 3 fair value measurement are internally estimated by the risk management departments based upon the market information such as observable inputs. The reasonableness of the inputs is validated by other risk management departments by comparison analysis between the market value of financial instruments using such level 3 inputs and the internally estimated fair value, to the extent necessary.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2013 and 2014:

	March 31, 2013				March 31, 2014
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥6,466	¥6,466	¥—	¥—	¥5,469	¥5,469
Loans	11,757	18,236	351,584	381,577	11,510	15,834	303,757	331,101
Loans held for sale	—	—	4,104	4,104	—	549	6,890	7,439
Collateral dependent loans	11,757	18,236	347,480	377,473	11,510	15,285	296,867	323,662
Premises and equipment	—	—	8,938	8,938	—	—	6,264	6,264
Intangible assets	—	—	549	549	—	—	228	228
Other assets	17,105	—	16,340	33,445	15,138	60,833	10,161	86,132
Investments in equity method investees(1)	17,105	—	11,751	28,856	15,138	60,833	7,902	83,873
Other	—	—	4,589	4,589	—	—	2,259	2,259

Total	¥28,862	¥18,236	¥383,877	¥430,975	¥26,648	¥76,667	¥325,879	¥429,194

Note:

(1)	Includes investments valued at net asset value of ¥4,354 million and ¥3,483 million at March 31, 2013 and 2014, respectively. The unfunded commitments related to these investments are ¥1,603 million and ¥864 million at March 31, 2013 and 2014, respectively. These investments are private equity funds.

The following table presents losses recorded as a result of nonrecurring changes in fair value for the fiscal years ended March 31, 2013 and 2014:

	Losses for the fiscal year ended March 31,
	2013	2014
	(in millions)
Investment securities	¥2,387	¥4,113
Loans	92,438	58,660
Loans held for sale	380	106
Collateral dependent loans	92,058	58,554
Premises and equipment	5,536	13,899
Intangible assets	3,378	312
Goodwill	—	7,792
Other assets	16,820	33,905
Investments in equity method investees	14,635	32,824
Other	2,185	1,081

Total	¥120,559	¥118,681

Investment securities primarily include impaired cost-method investments which were written down to fair value during the period. The fair values are determined based on recent net asset value and projected future cash flows of investees.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market prices, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the fair value hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the fair value hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collateral is comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the fair value hierarchy.

•	Replacement cost approach. The replacement cost approach is primarily used for buildings and the land they are built on. This approach calculates the fair value of the collateral using the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by subsidiaries of MUFG.

•	Sales comparison approach. The sales comparison approach is mainly used for land. The fair value of the collateral is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•	Income approach. The income approach is, as a general rule, applied to all rental properties based on the highest and best use concept. This approach calculates the fair value of the collateral using expected future cash flows. In this approach, the expected annual net operating income is discounted using the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by subsidiaries of MUFG. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on prices obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the fair value hierarchy.

Intangible assets consist of those assets which were written down to fair value. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the fair value hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other-than-temporary. The impairment losses are included in Equity in earnings (losses) of equity method investees—net in the accompanying consolidated statements of income. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the fair value hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the fair value hierarchy.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates by allowing the gains and losses on translation of these securities to be included in current earnings. Had the fair value option not been elected, the gains and losses on translation of these securities would have been reflected in OCI, while the gains and losses on translation of foreign currency-denominated financial liabilities would have been included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD’s foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Other assets. These financial liabilities are mainly included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the accompanying consolidated statements of income.

The following table presents the gains or losses recorded during the fiscal years ended March 31, 2013 and 2014 related to the eligible instruments for which the MUFG Group elected the fair value option:

	For the fiscal years ended March 31,
	2013			2014
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Receivables under resale agreements(1)	¥(1,436)	¥—	¥(1,436)	¥—	¥—	¥—
Trading account securities	311,827	2,185,903	2,497,730	(225,985)	2,017,311	1,791,326
Other assets	(469)	—	(469)	(531)	—	(531)

Total	¥309,922	¥2,185,903	¥2,495,825	¥(226,516)	¥2,017,311	¥1,790,795

Financial liabilities:
Other short-term borrowings(1)	¥1,542	¥—	¥1,542	¥4,064	¥—	¥4,064
Long-term debt(1)	22,097	—	22,097	87,877	—	87,877

Total	¥23,639	¥—	¥23,639	¥91,941	¥—	¥91,941

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2013 and 2014 for long-term receivables and debt instruments for which the fair value option has been elected:

	2013			2014
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Other assets	¥3,000	¥3,006	¥6	¥2,000	¥2,000	¥—

Total	¥3,000	¥3,006	¥6	¥2,000	¥2,000	¥—

Financial liabilities:
Long-term debt	¥650,382	¥564,845	¥(85,537)	¥728,385	¥687,927	¥(40,458)

Total	¥650,382	¥564,845	¥(85,537)	¥728,385	¥687,927	¥(40,458)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and reported in the accompanying consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on the accompanying consolidated balance sheets as of March 31, 2013 and 2014:

	March 31, 2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,619	¥3,619	¥3,619	¥—	¥—
Interest-earning deposits in other banks	8,112	8,112	—	8,112	—
Call loans and funds sold	619	619	—	619	—
Receivables under resale agreements	5,660	5,660	—	5,660	—
Receivables under securities borrowing transactions	2,615	2,615	—	2,615	—
Investment securities(1)	2,492	2,778	272	495	2,011
Loans, net of allowance for credit losses(2)	97,254	98,729	12	284	98,433
Other financial assets	5,132	5,132	—	5,132	—
Financial liabilities:
Deposits
Non-interest-bearing	¥18,810	¥18,810	¥—	¥18,810	¥—
Interest-bearing	129,420	129,480	—	129,480	—
Total deposits	148,230	148,290	—	148,290	—
Call money and funds purchased	4,011	4,011	—	4,011	—
Payables under repurchase agreements	15,700	15,700	—	15,700	—
Payables under securities lending transactions	3,993	3,993	—	3,993	—
Due to trust account	633	633	—	633	—
Other short-term borrowings	11,604	11,604	—	11,604	—
Long-term debt	11,622	11,980	—	11,969	11
Other financial liabilities	4,753	4,753	—	4,753	—

	March 31, 2014
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,689	¥3,689	¥3,689	¥—	¥—
Interest-earning deposits in other banks	20,501	20,501	—	20,501	—
Call loans and funds sold	919	919	—	919	—
Receivables under resale agreements	7,300	7,300	—	7,300	—
Receivables under securities borrowing transactions	4,210	4,210	—	4,210	—
Investment securities(1)	2,870	2,908	220	701	1,987
Loans, net of allowance for credit losses(2)	109,182	110,577	11	307	110,259
Other financial assets	5,832	5,832	—	5,832	—
Financial liabilities:
Deposits
Non-interest-bearing	¥21,123	¥21,123	¥—	¥21,123	¥—
Interest-bearing	141,406	141,447	—	141,447	—
Total deposits	162,529	162,570	—	162,570	—
Call money and funds purchased	3,417	3,417	—	3,417	—
Payables under repurchase agreements	21,268	21,268	—	21,268	—
Payables under securities lending transactions	5,521	5,521	—	5,521	—
Due to trust account	750	750	—	750	—
Other short-term borrowings	11,077	11,077	—	11,077	—
Long-term debt	13,823	14,118	—	14,118	—
Other financial liabilities	5,123	5,123	—	5,123	—

Notes:
(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

The following section describes the valuation techniques adopted by the MUFG Group to estimate fair values of financial instruments that are not recorded at fair value on the accompanying consolidated balance sheets.

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks, interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are a reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as available-for-sale or being held-to-maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have readily available quoted prices or secondary market prices. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock issued by public companies are determined by utilizing commonly accepted valuation techniques to derive a fair value using the present value of dividend cash flows and option prices. For option prices, the Trinomial Tree Method determines possible paths of future stock prices using a forward rate for a common stock, and the price is calculated by multiplying the possible paths of future stock prices by the expected cash flows generated from the probability of exercising options or upon exercising of the options. Inputs used in the valuation include but are not limited to stock price, volatility and credit spread. The valuation is performed on a quarterly basis. At the time of any sale, the MUFG Group generally separately calculates a valuation to be used in sales price negotiations with the counterparty. The price agreed between the MUFG Group and a counterparty is also used as a reference for validating the appropriateness of previous valuations of the investment. The MUFG Group performs periodic validation of the valuation techniques. Specifically, the sensitivity and appropriateness of the inputs are verified by using different valuation techniques employed by the MUFG Group. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by nonpublic companies for which a quoted price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous nonpublic companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The carrying amounts not included in the above summary are ¥504 billion and ¥549 billion at March 31, 2013 and 2014, respectively.

Loans—The fair value of loans is estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such market prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, credit loss is estimated based mainly on the expected amount to be collected from collateral and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers’ acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥1,274 billion and ¥1,620 billion at March 31, 2013 and 2014, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the consolidated balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amount are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest–bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits are estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on quoted prices of those corporate bonds. The fair value of fixed rate corporate bonds without quoted prices is the present value of expected future cash flows from these borrowings, which is discounted at an interest rate generally applicable to similar borrowings reflecting premium applicable to the MUFG Group. For variable rate corporate bonds without quoted prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2013 and 2014 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2013 and 2014. These amounts have not been comprehensively reevaluated since that date, and therefore, current estimates of fair values may have changed significantly from the amounts presented herein.